July 29, 2010

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Subject:             Nationwide VLI Separate Account - 7
           Nationwide Life Insurance Company
           SEC File No. 333-117998
           CIK No. 0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account - 7 (the “Variable Account”) and Nationwide Life Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 17 to the Registration Statement for the Company and the Variable Account which became effective July 26, 2010.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel